Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 251,526	$ 221,165
ECL allowance	2,849	3,540
Net loans	462,879	416,388
Gross personal	41,897	42,222
Gross credit card	11,134	11,389
Gross business and government	161,171	145,152
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	162,401	146,141
Gross personal	18,609	23,302
Gross credit card	2,065	3,285
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	50,598	46,844
Gross personal	5,183	1,775
Gross credit card	715	1,388
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	29,459	18,533
Gross personal	12,480	11,159
Gross credit card	5,000	2,340
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,035	5,156
Gross personal	3,763	4,033
Gross credit card	2,788	3,751
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	840	1,054
Gross personal	1,055	1,100
Gross credit card	435	472
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	443	654
Gross personal	109	140
Gross business and government	1,033	1,359
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,750	2,783
Gross personal	698	713
Gross credit card	131	153
Gross business and government	198	267
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	66,525	50,998
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	90,363	87,790
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,052	4,738
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	280	363
Net loans	251,246	220,802
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	768	832
Net loans	41,129	41,390
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	625	667
Net loans	10,509	10,722
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,176	1,678
Net loans	159,995	143,474
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	237,701	206,350
ECL allowance	551	735
Net loans	430,972	382,059
Gross personal	33,705	35,691
Gross credit card	8,149	8,926
Gross business and government	151,968	131,827
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	162,307	146,139
Gross personal	18,608	23,302
Gross credit card	2,065	3,285
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	49,958	45,678
Gross personal	5,179	1,618
Gross credit card	715	1,388
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	22,912	12,491
Gross personal	8,091	8,662
Gross credit card	4,653	2,340
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	364	232
Gross personal	990	1,265
Gross credit card	593	1,778
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	252	331
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,160	1,810
Gross personal	585	513
Gross credit card	123	135
Gross business and government	174	218
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	65,963	50,691
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	85,764	80,471
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	67	447
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	59	51
Net loans	237,642	206,299
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	125	179
Net loans	33,580	35,512
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	127	125
Net loans	8,022	8,801
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	240	380
Net loans	151,728	131,447
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,187	14,006
ECL allowance	1,526	1,891
Net loans	30,846	32,894
Gross personal	8,030	6,350
Gross credit card	2,985	2,463
Gross business and government	8,170	11,966
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	4	157
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,547	6,042
Gross personal	4,389	2,497
Gross credit card	347
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,671	4,924
Gross personal	2,773	2,768
Gross credit card	2,195	1,973
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	840	1,054
Gross personal	803	769
Gross credit card	435	472
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	395	818
Gross personal	60	159
Gross credit card	8	18
Gross business and government	24	49
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	562	307
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,599	7,319
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,985	4,291
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	63	161
Net loans	13,124	13,845
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	94	2
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	640	1,166
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	537	540
Net loans	7,493	5,810
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	498	542
Net loans	2,487	1,921
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	428	648
Net loans	7,742	11,318
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,061	1,435
Gross business and government	1,033	1,359
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	638	809
Gross personal	162	181
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	443	654
Gross personal	109	140
Gross business and government	1,033	1,359
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	195	155
Gross personal	53	41
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	158	151
Net loans	480	658
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	106	113
Net loans	56	68
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	508	650
Net loans	525	709
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 772	$ 914